Dividends (Details) - $ / shares	Mar. 31, 2023	Oct. 07, 2022	Mar. 31, 2022	Nov. 24, 2021	Oct. 12, 2021	Mar. 31, 2021	Nov. 25, 2020	Oct. 13, 2020
Dividends [Abstract]
Dividend per share	$ 0.15	$ 0.05	$ 0.06	$ 0.05	$ 0.06	$ 0.1	$ 0.02	$ 0.06